Financial Instruments - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Concentration Risk [Line Items]
Financial Instruments

7.            Financial Instruments

(a) Fair value of financial instruments

The Company follows the accounting guidance for financial instruments that establishes a framework for measuring fair value under generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1:  Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;

Level 2:  Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;

Level 3:  Inputs are unobservable inputs for the asset or liability.

The carrying value of cash and cash equivalents and restricted cash, which are considered Level 1 items as they represent liquid assets with short-term maturities, trade receivables, amounts due to related parties, trade accounts payable and accrued liabilities approximates their fair value. The fair value of long-term variable rate bank loans approximate the recorded values, due to their variable interest being the LIBOR and due to the fact the lenders have the ability to pass on their funding cost to the Company under certain circumstances, which reflects their current assessed risk. We believe the terms of our loans are similar to those that could be procured as of December 31, 2018. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence bank loans are considered Level 2 items in accordance with the fair value hierarchy.

(b) Concentration of credit risk

Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents and trade accounts receivable. The Company is dependent upon CPP for the major part of its working capital and financing requirements as CPP uses a centralized approach to cash management and financing of its operations. CPP places its cash and cash equivalents, consisting mostly of deposits, with creditworthy financial institutions rated by qualified rating agencies. A limited number of financial institutions hold the Company’s and CPP’s cash. Most of the Company’s revenues were derived from a few charterers. For the year ended December 31, 2018 Petrobras accounted for 33% of the Company’s total revenue. For the year ended December 31, 2017 Petrobras, and CMTC accounted for 34% and 26% of the Company’s total revenue, respectively. For the year ended December 31, 2016 Petrobras and CMTC accounted for 33% and 21% of the Company’s total revenue, respectively.